Financial Instruments and Fair Value - Summary of Fair Value Information (Details) - Recurring - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	$ 0.0	$ 0.0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	8.0	(7.4)
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	0.0	0.0
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	8.0	(7.4)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	8.0	(7.4)
Other current liabilities- contingent consideration | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0.0	0.0	$ 0.0
Other current liabilities- contingent consideration | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0.0	0.0	0.0
Other current liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(9.2)	(5.1)	(1.3)
Other current liabilities- contingent consideration | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(9.2)	(5.1)	(1.3)
Other current liabilities- contingent consideration | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(9.2)	(5.1)	(1.3)
Other noncurrent liabilities- contingent consideration | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0.0	0.0	0.0
Other noncurrent liabilities- contingent consideration | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0.0	0.0	0.0
Other noncurrent liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(67.7)	(69.0)	(45.2)
Other noncurrent liabilities- contingent consideration | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(67.7)	(69.0)	(45.2)
Other noncurrent liabilities- contingent consideration | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ (67.7)	$ (69.0)	$ (45.2)